UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine      Westport, CT                   08/14/02
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]



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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       4
                                               -------------

Form 13F Information Table Entry Total:                 38
                                               -------------

Form 13F Information Table Value Total:           $362,485
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1. ROBERT JAFFEE, GENERAL PARTNER
2. DEBORAH ZISKIN, GENERAL PARTNER
3. MARGARET EPPRECHT, GENERAL PARTNER
4. GREG LEWIN, GENERAL PARTNER


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number              Name



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                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
ALCOA INC                COMMON      013817101   6,630    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ABBOTT LABS USD COM NPV  COMMON      002824100  11,295    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
ARCH COAL INC            COMMON      039380100   3,407    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC PREFERRED     COMMON      03674B203     166      2,000          X         X            X
------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP      COMMON      704549104   7,783    275,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHUBB CORP               COMMON      171232101  28,320    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONDUCTUS INC            COMMON      206784100     600    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
CELLTECH GROUP PLC
  SPON ADR               COMMON      151158102   6,320    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMMON      200300200   7,152    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC        COMMON      20854P109   3,840    180,700          X         X            X
------------------------------------------------------------------------------------------------------------
CSX CORP                 COMMON      126408103  28,040    800,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK
  PRODUCTIONS INC        COMMON      181512104  11,700    812,500          X         X            X
------------------------------------------------------------------------------------------------------------
EASTMAN CHEM CO          COMMON      277432100  11,725    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
ELPASO CORPORATION       COMMON      28336L109  16,591    805,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COMMON      338488109     469    305,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC       COMMON      441815107   3,810     76,665          X         X            X
------------------------------------------------------------------------------------------------------------
INDEVUS PHARMACEUTICALS  COMMON      454072109     289    249,410          X         X            X
------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS
  INC                    COMMON      495582108  13,350    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
KOS PHARMACEUTICALS
  INC COM                COMMON      500648100     509     25,000          X         X            X
------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP       COMMON      576206106   1,905    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON      92232F103   3,252  1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
NESTLE SA REGISTERED     COMMON            N/A  37,287    160,000          X         X            X
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    COMMON      655844108   5,845    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC         COMMON      67481E106   4,334    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP INC             COMMON      670872100  13,950    225,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PROPERTIES
  INC                    COMMON      694396102     677    676,800          X         X            X
------------------------------------------------------------------------------------------------------------
PHELPSDODGE CORP         COMMON      717265102   4,120    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COMMON      G3223R108  27,975    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP     COMMON      806605101  12,300    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
SKYWEST INC              COMMON      830879102   1,553     66,400          X         X            X
------------------------------------------------------------------------------------------------------------
TJX COMPANIES INC.       COMMON      872540109  12,060    615,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS   COMMON      893521104  32,364    404,550          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP COM          COMMON      915289102  18,470    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS
  INTL INC NEW           COMMON      948626106   1,520     35,000          X         X            X
------------------------------------------------------------------------------------------------------------
WYETH LEERINK SWANN      COMMON      983024100  10,240    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS
  INC CL A               COMMON      30218U108   6,525    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
PREMCOR INC              COMMON      74045Q104   2,572    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS
  CORP NEW CL            COMMON      89420G109   3,540     200,000         X         X            X
------------------------------------------------------------------------------------------------------------


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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